Acquisition Of Aeronetworks LLC (Tables)	6 Months Ended
Jun. 30, 2013
Acquisition Of Aeronetworks Llc Tables
Summary of Purchase Price Consideration
$

Fair value of shares issued	600,000
Fair value of share purchase warrants issued	699,765

Total purchase price	1,299,765

Schedule of Fair Value of Assets and Liabilities Acquired
$

Cash	9,696
Loans receivable	23,620
Property and equipment	1,245
Goodwill	1,352,212
Accounts payable	(34,001)
Loans payable	(20,988)
Due to related parties	(32,019)

Total purchase price	1,299,765